CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 5,743	$ 5,590	$ 9,431
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note T)	987	(1,500)	(39)
Net changes related to available-for-sale securities (Note T)
Unrealized gains/(losses) arising during the period	0	(1)	1
Total net changes related to available-for-sale securities	0	(1)	1
Unrealized gains/(losses) on cash flow hedges (Note T)
Unrealized gains/(losses) arising during the period	344	(349)	(689)
Reclassification of (gains)/losses to net income	243	(21)	75
Total unrealized gains/(losses) on cash flow hedges	587	(370)	(614)
Retirement-related benefit plans (Note T)
Prior service costs/(credits)	(51)	(37)	(73)
Net (losses)/gains arising during the period	2,433	(1,678)	(120)
Curtailments and settlements	94	52	41
Amortization of prior service (credits)/costs	9	13	(9)
Amortization of net (gains)/losses	2,484	2,314	1,843
Total retirement-related benefit plans	4,969	664	1,681
Other comprehensive income/(loss), before tax (Note T)	6,542	(1,206)	1,029
Income tax (expense)/benefit related to items of other comprehensive income (Note T)	(1,703)	466	(136)
Other comprehensive income/(loss) (Note T)		(740)	893
Other comprehensive income/(loss) (Note T)	4,839
Total comprehensive income		$ 4,850	$ 10,324
Total comprehensive income	$ 10,582